Document And Entity Information	Nov. 12, 2021
Document Information Line Items
Entity Registrant Name	MITESCO, INC
Trading Symbol	N/A
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Mitesco, Inc. (the “Company”) is filing this Current Report on Form 8-K/A (this “Amendment”) to amend the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on November 17, 2021 (the “Original Report”). This Amendment corrects the Original Report with regard to: (i) the number of Units (as defined below) sold (50,000 more Units were sold), (ii) aggregate gross proceeds received ($50,000 more), (iii) number of shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) initially issuable upon conversion of the Series D Convertible Preferred Stock of the Company, par value $0.01 per share (the “Series D Preferred Stock”), (iv) aggregate number of shares of Common Stock initially issuable upon exercise of the Warrants (as defined below), and (v) number of Units still available to be sold (50,000 less Units are available to be sold). In addition, this Amendment provides a summary of the private placement offering through November 12, 2021. Except as amended by this Amendment, all information set forth in the Original Report and corresponding exhibits remains unchanged.
Entity Central Index Key	0000802257
Document Period End Date	Nov. 12, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53601
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	1660 Highway 100 South, Suite 432
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	(844)
Local Phone Number	383-8689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE